UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                1-23-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      93
                                        -------------------

Form 13F Information Table Entry Total: $ 186,926
                                        -------------------

Form 13F Information Table Value Total: $
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100      3,582      76,870       X                                          76,870
ABERCROMBIE & FITCH        COM       002896207      1,806      73,075       X                                          73,075
ALLIANT TECHSYSTEMS        COM       018804104      4,921      85,195       X                                          85,195
AMBAC                      COM       023139108        706      10,175       X                                          10,175
AMERICAN EXPRESS           COM       025816109      2,360      48,939       X                                          48,939
AMETEK                     COM       031100100      5,866     121,550       X                                         121,550
AMGEN                      COM       031162100      3,897      63,052       X                                          63,052
ANHEUSER BUSCH             COM       035229103      3,601      68,352       X                                          68,352
APPLIED MATERIALS          COM       038222105        790      35,200       X                                          35,200
AVON PRODUCTS              COM       054303102      2,143      31,750       X                                          31,750
BANK OF AMERICA            COM       06605F102        788       9,792       X                                           9,792
BARR PHARMACEUTICALS       COM       068306109      1,663      21,617       X                                          21,617
BECKMAN COULTER INC        COM       075811109      1,389      27,325       X                                          27,325
BED BATH & BEYOND          COM       075896100      2,689      62,032       X                                          62,032
BERKSHIRE HATHAWAY CL A    COM       084670108        253          30       X                                              30
BIOMET                     COM       090613100      1,069      29,350       X                                          29,350
BROWN & BROWN INC          COM       115236101        308       9,445       X                                           9,445
C H ROBINSON WORLDWIDE     COM       12541W100        378       9,975       X                                           9,975
C S G SYSTEMS INTL         COM       126349109        660      52,850       X                                          52,850
CATALINA MARKETING         COM       148867104      1,798      89,190       X                                          89,190
CATERPILLAR                COM       149123101        413       4,975       X                                           4,975
CHRISTOPHER & BANKS        COM       171046105      1,042      53,333       X                                          53,333
CISCO SYSTEMS              COM       17275R102      1,662      68,432       X                                          68,432
CITIGROUP                  COM       172967101        634      13,069       X                                          13,069
CLARCOR INC                COM       179895107      1,497      33,950       X                                          33,950
COCA COLA                  COM       191216100      1,854      36,535       X                                          36,535
COLGATE PALMOLIVE          COM       194162103      1,049      20,951       X                                          20,951
CRANE                      COM       224399105        278       9,050       X                                           9,050
DELL                       COM       247025109      5,855     172,412       X                                         172,412
DIONEX                     COM       254546104        274       5,950       X                                           5,950
DOLLAR TREE STORES         COM       256747106      2,682      89,236       X                                          89,236
DONALDSON COMPANY          COM       257651109        648      10,945       X                                          10,945
DOVER                      COM       260003108        304       7,650       X                                           7,650
EATON                      COM       278058102      1,595      14,775       X                                          14,775
ECOLAB                     COM       278865100        315      11,500       X                                          11,500
EQUIFAX                    COM       294429105      1,794      73,210       X                                          73,210
EXPEDITORS INT'L           COM       302130109      4,392     116,610       X                                         116,610
FACTSET RESEARCH SYSTEMS   COM       303075105        348       9,100       X                                           9,100
FANNIE MAE                 COM       313586109      3,611      48,109       X                                          48,109
FORD                       COM       345370100      1,933     120,820       X                                         120,820
FREDDIE MAC                COM       313400301      2,638      45,233       X                                          45,233
GALLAGHER, (ARTHUR, J.)    COM       363576109      3,043      93,650       X                                          93,650
GANNETT                    COM       364730101      1,719      19,281       X                                          19,281
GARMIN LTD                 COM       G37260109      3,445      63,235       X                                          63,235
GENERAL DYNAMICS           COM       369550108      2,630      29,100       X                                          29,100
GENERAL MOTORS             COM       370442105      1,786      33,438       X                                          33,438
GRACO INC                  COM       384109104      4,278     106,686       X                                         106,686
GUIDANT CORP               COM       401698105      4,065      67,525       X                                          67,525
HA-LO INDUSTRIES INC       COM       404429102          0      40,000       X                                          40,000
HARLEY DAVIDSON INC        COM       412822108        815      17,150       X                                          17,150
I B M                      COM       459200101      3,272      35,300       X                                          35,300
I M S HEALTH               COM       449934108      1,178      47,373       X                                          47,373
INTEGRATED CIRCUIT SYS     COM       45811K208        707      24,800       X                                          24,800
INTEL                      COM       458140100      3,282     101,924       X                                         101,924
INVICTA CORP               COM       46183P106          3      86,000       X                                          86,000
JOHNSON CONTROLS           COM       478366107      1,462      12,590       X                                          12,590
JOHNSON & JOHNSON          COM       478160104      2,197      42,532       X                                          42,532
KB HOME                    COM       48666K109        878      12,110       X                                          12,110
KELLOGG                    COM       191216100        951      24,965       X                                          24,965
KEMET CORPORATION          COM       488360108        177      12,900       X                                          12,900
KIMBERLY-CLARK             COM       494368103      3,078      52,090       X                                          52,090
KING PHARMACEUTICALS INC   COM       495582108        538      35,282       X                                          35,282
LEXMARK INTL GROUP         COM       529771107      1,609      20,465       X                                          20,465
LILLY ELI & CO             COM       532457108      3,500      49,762       X                                          49,762
M B N A                    COM       55262L100      4,742     190,816       X                                         190,816
M G I C                    COM       552848103      2,367      41,562       X                                          41,562
MAYTAG                     COM       578592107        599      21,500       X                                          21,500
MC CORMICK                 COM       579780206      4,249     141,150       X                                         141,150
MCGRAW-HILL                COM       580645109      1,884      26,950       X                                          26,950
MERCK                      COM       589331107      1,297      28,068       X                                          28,068
METTLER TOLEDO INTL        COM       592688105      4,239     100,425       X                                         100,425
MICROSOFT                  COM       594918104        484      17,558       X                                          17,558
MONTEREY PASTA             COM       612570101         37      10,000       X                                          10,000
NATIONAL CITY CORP         COM       635405103      1,811      53,350       X                                          53,350
NORTH FORK BANCORP         COM       659424105      1,776      43,875       X                                          43,875
ORACLE                     COM       68389X105      5,035     381,437       X                                         381,437
PATTERSON DENTAL           COM       703412106      5,341      83,250       X                                          83,250
PEPSICO                    COM       713448108      2,136      45,818       X                                          45,818
PFIZER                     COM       717081103      3,576     101,229       X                                         101,229
PITNEY BOWES               COM       724479100        497      12,225       X                                          12,225
PLANTRONICS                COM       727493108      4,754     145,603       X                                         145,603
POLARIS INDUSTRIES         COM       731068102      1,758      19,850       X                                          19,850
PROCTER & GAMBLE           COM       742718109      3,276      32,798       X                                          32,798
PROVIDIAN FINANCIAL        COM       74406A102        640      55,000       X                                          55,000
RAYMOND JAMES FINL         COM       754730109      1,428      37,876       X                                          37,876
ROSS STORES                COM       778296103      2,348      88,820       X                                          88,820
S E I INVESTMENTS          COM       784117103      3,083     101,170       X                                         101,170
SAFEWAY                    COM       786514208      1,715      78,252       X                                          78,252
SKECHERS USA               COM       830566105        662      81,200       X                                          81,200
SUPERIOR INDUSTRIES        COM       868168105      1,514      34,790       X                                          34,790
UNITED TECHNOLOGIES        COM       913017109        987      10,414       X                                          10,414
VERIZON COMMUNICATIONS     COM       92343V104        680      19,394       X                                          19,394
WATERS                     COM       941848103      3,918     118,169       X                                         118,169